Fair value measurement - Contingent consideration, Contingent copper consideration, key inputs (Details)	Jun. 30, 2023 $ / lb
Price volatility
Assumptions used for valuation
Significant unobservable input, liabilities	0.5394
Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities	0.0393
Contingent copper consideration | Long-term price
Assumptions used for valuation
Significant unobservable input, liabilities	3.63
Contingent copper consideration | Spot price
Assumptions used for valuation
Significant unobservable input, liabilities	3.77
Contingent copper consideration | Price volatility
Assumptions used for valuation
Significant unobservable input, liabilities	25.70
Contingent copper consideration | Annual inflation rate
Assumptions used for valuation
Significant unobservable input, liabilities	1.07
Contingent copper consideration | Risk-free rate
Assumptions used for valuation
Significant unobservable input, liabilities	3.97
Contingent copper consideration | Reversion factor
Assumptions used for valuation
Significant unobservable input, liabilities	11.55